SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Earnings Per Share (Details) (USD $)	3 Months Ended		6 Months Ended		10 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Numerator:
Loss from continuing operations	$ (14,530,815)	$ (835,799)	$ (40,463,749)	$ (1,300,463)	$ (52,935,199)
(Loss) gain from discontinued operations, net of tax	$ (124)	$ (1,681,780)	$ (50,298)	$ (2,505,478)	$ 802,367
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - Basic and Diluted	208,433,252	28,758,138	180,593,498	25,718,458	159,874,485
Loss from continuing operations	$ (0.07)	$ (0.03)	$ (0.22)	$ (0.05)	$ (0.33)
(Loss) income from discontinued operations	$ 0.00	$ (0.06)	$ 0.00	$ (0.10)	$ 0.01